Stockholder's Equity (Deficit) - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value, per share	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	6,900,000	6,900,000
Common stock, shares outstanding	6,900,000	6,900,000
Temporary Equity, Shares Outstanding	27,600,000	0
Warrants exercisable period after completion of business combination	30 days
Warrant expiration period after completion of business combination or earlier upon redemption or liquidation.	5 years
Warrants exercisable	0
Redemption price per warrant	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days
Minimum price per share required for redemption of warrants	$ 18.00
Warrants redemption covenant, threshold trading days	20 days
Warrants redemption covenant threshold consecutive trading days	30 days
Number of business days before sending notice of redemption period	3 days
Redemption triggering price of warrants	$ 18.00
Warrants redemption exercise price per share	11.50
Maximum effective issue price to closing of business combination	$ 9.20
Minimum percentage of total equity proceeds from issuances	60.00%
Number of trading days prior on consummates business combination	10 days
Percentage of exercise price of warrants adjusted equal to higher of market value and newly issued price	115.00%
Percentage of warrant redemption trigger price adjusted equal to higher of market value and newly issued price.	180.00%